Supplemental information on oil and gas activities (Schedule of Net Proved Reserves of Oil, Condensate and Natural Gas) (Details)	12 Months Ended
	Dec. 31, 2023 MMcf MBbls	Dec. 31, 2022 MMcf MBbls	Dec. 31, 2021 MMcf MBbls
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	66,309	81,947	92,907
Increase (decrease) attributable to:
Revisions	3,555	(2,282)	(3,955)
Extensions and discoveries	4,486	836	3,978
Purchase or (Disposal) of Minerals in place		(1,760)
Production	(11,584)	(12,432)	(10,983)
Reserves	62,766	66,309	81,947
Oil And Condensates [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	64,388	78,785	89,057
Increase (decrease) attributable to:
Revisions	3,617	(2,677)	(3,207)
Extensions and discoveries	2,549	204	3,375
Production	(11,209)	(11,924)	(10,440)
Reserves	59,345	64,388	78,785
Oil And Condensates [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	1,591	1,330	2,027
Increase (decrease) attributable to:
Revisions	(412)	422	(597)
Production	(81)	(161)	(100)
Reserves	1,098	1,591	1,330
Oil And Condensates [Member] | Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	8	43	34
Increase (decrease) attributable to:
Revisions	26	(27)	18
Production	(6)	(8)	(9)
Reserves	28	8	43
Oil And Condensates [Member] | Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves		1,789	1,789
Increase (decrease) attributable to:
Revisions			(169)
Extensions and discoveries			603
Purchase or (Disposal) of Minerals in place		(1,760)
Production		(29)	(434)
Reserves			1,789
Oil And Condensates [Member] | Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves	322
Increase (decrease) attributable to:
Revisions	324
Extensions and discoveries	1,937	632
Production	(288)	(310)
Reserves	2,295	322
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	24,611	34,946	45,936
Increase (decrease) attributable to:
Revisions | MMcf	1,869	756	(705)
Purchase or (Disposal) of Minerals in place | MMcf		(3,227)
Production | MMcf	(5,706)	(7,864)	(10,285)
Reserves | MMcf	20,774	24,611	34,946
Naturals gas [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	1,065	1,207	1,695
Increase (decrease) attributable to:
Revisions | MMcf	219	141	14
Purchase or (Disposal) of Minerals in place | MMcf		0
Production | MMcf	(209)	(283)	(502)
Reserves | MMcf	1,075	1,065	1,207
Naturals gas [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	14,103	16,759	24,715
Increase (decrease) attributable to:
Revisions | MMcf	(9)	1,501	(3,553)
Purchase or (Disposal) of Minerals in place | MMcf		0
Production | MMcf	(3,283)	(4,157)	(4,403)
Reserves | MMcf	10,811	14,103	16,759
Naturals gas [Member] | Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf	9,443	13,601	13,927
Increase (decrease) attributable to:
Revisions | MMcf	1,659	(886)	3,470
Purchase or (Disposal) of Minerals in place | MMcf		0
Production | MMcf	(2,214)	(3,272)	(3,796)
Reserves | MMcf	8,888	9,443	13,601
Naturals gas [Member] | Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves | MMcf		3,379	5,599
Increase (decrease) attributable to:
Revisions | MMcf			(636)
Purchase or (Disposal) of Minerals in place | MMcf		(3,227)
Production | MMcf		(152)	(1,584)
Reserves | MMcf			3,379